Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, Massachusetts 02481

August 3, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0506

Re:	Sun Life of Canada (U.S.) Variable Account F ("Registrant")
Sun Life Assurance Company of Canada (U.S.) ("Sun Life") ("Depositor")
Post-Effective Amendment No. 24 to the Registration Statement on Form N-4
(File Nos. 811-05846 and 333-83362)

Commissioners:

      Conveyed herewith for filing pursuant to the Securities Act of 1933 (the “Act”) and the Investment Company Act of 1940 is Post-Effective Amendment No. 24 (the “PEA 24”) to the above-captioned Registration Statement.  The purpose of PEA 24 is to respond to comments made by the SEC staff on Post-Effective Amendment No. 23, filed with the Securities and Exchange Commission (the “Commission”) on June 10, 2009.

      The Commissions staff’s oral comments of July 27-28, 2009, are listed below.  Following each comment is our response to that comment. All page reference appearing in the staff’s comments are to the courtesy copy of the prospectus included in Post-Effective Amendment No. 23.  All page references appearing in the Registrant’s responses are to the courtesy copy of the prospectus included with PEA 24.

Facing Page

1(a):   First Paragraph (page1):  Revise the first boldface sentence to clarify that this Contract offers bonus credits on Purchase Payments and that cost of the Contract might be higher than that of Contracts that do not offer bonus credits.  Also consider revising the second boldface sentence to read as follows: "The amount of interest credited on this Contract may be more than offset by the higher charges associated with the interest credited."

RESPONSE: Both boldface sentences have been revised as recommended. (PEA 24, page 1)

1(b):  Move the footnotes to the fund table and the paragraph regarding the advisors to another part of the prospectus.

RESPONSE:  The information included in the footnotes to the fund table and the paragraph describing the advisors have been relocated under the heading “VARIABLE ACCOUNT OPTIONS:  THE FUNDS.” (PEA 24, page 13)

PRODUCT HIGHLIGHTS (pages 6-8)

2(a):  "The Accumulation Phase" (page 6): Bold the second sentence.

RESPONSE: The second sentence has been bolded as recommended. (PEA 24, page 5)

2(b):  "Optional Living Benefits" (page 7):  Bold the fifth and sixth sentences of the second paragraph.  Also clarify that withdrawals increase the risk that the Contract will terminated without value.  Consider revising the sixth sentence to read something like:  "Withdrawals taken in excess of prescribed amounts, or withdrawals taken prior to prescribed dates, may severely decrease your Account Value or cause your Contract to terminate without value."

RESPONSE: The fifth and sixth sentences have been bolded as recommended, and the sixth sentence has been revised as suggested. (PEA 24, page 6)

2(c):  "Death Benefit" (page 8):  In the new sentence replace "choose" with "purchase."

RESPONSE: In the fifth sentence "choose" has been replaced with "purchase.” (PEA 24, page 7)

2(d):  "Right to Return" (page 8):  Clearly state that we will return no less than your Surrender Value, regardless of what state law says.  In other words, we will return the greater of your Surrender Value or whatever state law requires.  Also add a cross-reference to the "Right to Return" section appearing on page 60.

RESPONSE:  We are aware that the staff has recently given comments similar to this one to other registrants.  Sun Life’s circumstances, however, are different from those of most other registrants, in that Sun Life does not require a Contract’s Account Value to be invested in either the money market Sub-Account or any Fixed Account option during the “free look” period.

Where an insurer has invested assets in a money market or fixed account option during the free look period, the insurer has largely insulated itself from any exposure from poor investment performance during the free look period, and it might therefore be reasonable to require that the insurer give the customer the benefit of favorable investment performance during the free look period, as the staff’s comment might do.

Sun Life, however, offers Contract purchasers the benefit of being invested in the investment allocations of their choice from the outset, rather than requiring them to be invested in a money market or fixed account option during the free look period.  Accordingly, if the purchaser exercises the free look right in a state where Sun Life is required by state law to refund the amount of premiums paid upon the exercise of the free look right, Sun Life assumes the full risk for any negative investment performance during the free look period.  It would therefore be clearly unreasonable to require Sun Life in such a state to give a purchaser who exercises the free look right the benefit of any positive investment performance during the free look period (as the staff’s comment might require).

Nor was any such procedure ever required in the early days of variable annuity contracts when all insurers, like Sun Life, invested a contract’s account value during free look period in accordance with the customer’s allocation instructions.  Rather, the staff began to make comments such as this one only much later, after most registrants began to require that the purchasers’ account value be allocated to a money market or fixed account option during the free look period.

We respectfully submit, therefore, that staff’s comment, as applicable to Sun Life’s circumstances, is inapposite and contrary to precedent, in view of the fact that Sun Life does not require Account Value to be invested in a money market or Fixed Account option during the Contracts’ free-look period.  (PEA 24, page 7)

3:  "Optional Living Benefits" (page 7): The following comment is applicable throughout the prospectus.  The reference to "storage" is confusing when referring to Income ON Demand.  Please use a word other than "store" or "storage" to describe the benefit.  In addition add a definition for "Income Storage Benefit" to the glossary.

RESPONSE:  To clear up the confusion with the terms “storage” and “stores,” Registrant has removed these terms from the description of the living benefits, except when used as defined terms.  For example, the description of Income ON Demand III Escalator, appearing in under “PRODUCT HIGHLIGHTS, now reads as follows:

Income ON Demand III Escalator offers an income benefit that provides cumulative guaranteed lifetime withdrawals. If you withdraw less than your guaranteed annual withdrawal amount in any Account Year, you may accumulate any amounts not withdrawn to increase your future withdrawal amounts. (PEA 24, page 6)

With the addition of this disclosure there is no long a need to provide a definition for “Income Storage Benefit,” because that term has been eliminated from the prospectus.

FEE TABLE (pages 9 - 11)

4(a):  "Maximum Annual Charge for an Optional Living Benefit" (page 10):  Consider revising the parenthetical following this line item to read:  "as a percentage of highest applicable fee base during the Account Year."  Footnote 16 clarifies that this is the proper way to express this fee.

RESPONSE: The above-cited parenthetical in the fee table has been amended as suggested. (PEA 24, page 9)

4(b): Footnote 8 (page 10) and Footnote 12 (page 11):  Bold the following text in Footnote 8: "we have the right to increase the rate of the charge to what we are then charging on newly issued optional living benefits of the same type or to a rate based on then-current market conditions. Make a similar change in Footnote 12.

RESPONSE: Footnotes 8 and 12 to the fee table have been bolded as suggested. (PEA 24, pages 9 and 10)

4(c):  Footnote 12 (page 11):  Shorten the first two sentences to look like Footnote 7.

RESPONSE: The above-cited parenthetical in the fee table has been amended as suggested. (PEA 24, page 10)

4(d):  Footnote 14 (page 11):  Add cross references like those shown in footnotes 10, 11, and 12.

RESPONSE: The appropriate cross-reference has been added to Footnote 14. (PEA 24, page 10)

EXAMPLE (pages 11-12)

5:  Example (page 11):  Confirm that Purchase Payment interest is not factored in when determining the Contract fees.  For example, if you deposited $100,000, fees would be based on $100,000 not $105,000. Also confirm that the expense figures do not reflect any additional amount or fees attributable to the bonus amount in later years or on any ratcheting up.  For example, when you exercise your free look right and take back your bonus, is that reflected in these figures?  Also confirm that the assumed portfolio expenses include the acquired fund fees and expenses.

RESPONSE:  Purchase Payment Interest is factored into the computations of the cost numbers that are shown in this Example.  Failing to do so would result in cost numbers that are less than the costs that would actually be incurred under Contract assumed by the Example.

In factoring Purchase Payment Interest into the Example, we have assumed that Option B (the 5% Purchase Payment Interest Option) has been selected, and we have added disclosure to that effect in the explanation that immediately precedes the Example. (PEA 24, page  10)  If Option A (the 2% Purchase Payment Interest Option) had been selected, the cost numbers set forth in the Example would be lower.  Accordingly, we believe that the manner in which the crediting of Purchase Payment Interest has been factored into the Example results in the most conservative (i.e., highest disclosed cost) presentation.

Concerning the staff’s question regarding the exercise of a free look right, none of the cost numbers disclosed in the Example are based on a free look exercise.  (All of the numbers assume that a Contract is in force for at least a year.)  Accordingly, there is no occasion for the Example to factor in the treatment Purchase Payment Interest in the context of a free look exercise.

We can confirm that the portfolio expenses assumed in the Example reflect acquired fund fees and expenses.

CONDENSED FINANCIAL INFORMATION (page 12)

6:  Condensed Financial Information contained in Appendix R has a typo in the third and fourth column headings.  Please correct.

RESPONSE: The column headings in Appendix R have been corrected. (PEA 24, page 216)

THE ANNUITY CONTRACT (page 12)

7:  Fifth paragraph, last sentence:  Change "permitted" to "required."

RESPONSE: The sentence has been revised as suggested. (PEA 24, page 11)

COMMUNICATING TO US ABOUT YOUR CONTRACT (page 13)

8(a):  Second paragraph, last sentence:  Explain how the Contract Owner can know if this situation applies to him.  Describe situations when Sun Life might deem receipt of requests for financial transactions by the broker-dealer of record as constructive receipt by Sun Life.

RESPONSE: In response to this comment, the following additional language has been added at the end of the second paragraph under "Communicating with Us About Your Contract":

This would include only cases where we have a specific agreement with the broker-dealer that provides for this treatment and the broker-dealer electronically forwards to us the request promptly after the end of the Business Day on which it receives the request in good order. For information about whether we have this type of arrangement with your broker-dealer, you may call us at the above number. (PEA 24, page 12 )

8(b):  Second paragraph, second sentence:  Change "after 4 pm" to "after the close of regular trading on the NYSE, which is normally 4 pm."

RESPONSE: The sentence has been revised as suggested. (PEA 24, page 12)

THE FIXED ACCOUNT (page 14)

9(a):  In this section and elsewhere as applicable, provide disclosure about how these guarantees and the GMWBs available under this contract are both paid out of the general account asses of Sun Life.  The glossary defines the Fixed Account as the general account of Sun Life consisting of all the assets of Sun Life not allocated to a separate account of Sun Life.  If the account value of a contract with a GMWB is reduced to zero, how would Sun Life fund the guarantee that was made to that contract owner?  Out of the assets of Sun Life's general account?  Otherwise, where are the guarantees for the living benefits coming from?

RESPONSE:  The requested disclosure has been added at the end of the first paragraph under “The Fixed Account” and as a new paragraph at the end of “Availability of Optional Living Benefits.” (PEA 24, pages 15 and 29)

9(b):  Clarify if there are any 3rd Party contracts to support the guarantees made under the policy or whether Sun Life is totally responsible for the guarantees.

RESPONSE: Sun Life does not currently have any 3rd Party contracts to support the guarantees made under the Contracts. (PEA 24, page 15)

FIXED ACCOUNT OPTIONS:  THE GUARANTEE PERIODS  (pages 14-15)

10:  "The Guarantee Periods" (page 14):  It appears for the prospectus that guarantee periods are used not ONLY for the MVAs, but also for Dollar Cost Averaging and Secured Futures.  Identify all such programs here and say that these programs are not available when Sun Life is not offering guarantee periods.  Also say what happens to Contracts with existing guarantee periods when Sun Life closes the guarantee periods.  It seems to our SEC reviewer that we might have to rename our guarantee periods so as to distinguish between those used for MVAs and those used with DCA.

RESPONSE:  In response to this comment’s request that we identify the dollar cost averaging program as being available with Guarantee Periods, we have inserted language under the “The Fixed Account Options: The Guarantee Periods—Guarantee Periods” clarifying that, notwithstanding the closing of the availability of new Guarantee Periods for most purposes, they continue to be available in connection with dollar cost averaging.  (We have also added language to that effect under “Fixed Account Options: The Guarantee Periods” on page 5 of the prospectus in PEA 24.)

In response to this comment’s request that we identify the Secured Futures program, as not being available when Sun Life is not offering Guarantee Periods, we have added the following new paragraph immediately before the heading “Guaranteed Interest Rates”:

Because we are not currently offering new Guarantee Periods that are available in connection with our Secured Futures program, that program is no longer available to those who are not already participating in it.  (See ‘Other Programs—Secured Future Program.’)” (PEA 24, page 15 )

In response to this comment’s request that we state what happens to existing Guarantee Periods when we close new Guarantee Period sales, we have replaced the word “renewals” in the penultimate sentence in the first paragraph under “Guarantee Periods” with the words “Guarantee Periods already then in existence will be unaffected, although any renewals thereof….” (PEA 24, page 15).

THE ACCUMULATION PHASE (pages 15-20)

11:  "The Amount and Frequency of Purchase Payments" (page 15):  Bold the last two sentences.

RESPONSE: The last two sentences have been bolded as recommended. (PEA 24, page 16)

12:  "Purchase Payment Interest" (pages 16-17):   Disclose when Option A would be better than Option B, and vice verse, and clarify whether Purchase Payment Interest is considered earnings when CDSC is calculated.

RESPONSE:  Purchase Payment Interest is considered earnings when the CDSC is calculated.  In response to the staff’s comment, a new paragraph has been added, following the paragraph describing Option B, to explain when one Option would be preferable over the other.  The paragraph reads as follows:

Option A will generally result in higher Purchase Payment Interest if you plan to hold your Contract for a longer period of time (e.g., 10 years or more).  Option B will generally result in higher Purchase Payment Interest if you only plan to hold your Contract for a shorter period of time (e.g., during the period of time when withdrawal charges are being assessed on the Contract). (PEA 24, page 17)

OTHER PROGRAMS (pages 21-23)

13(a):  Throughout this section, at the beginning of the discussion of each program, clearly state when the program is available for purchase.  Can it be purchased only at issue, or is it available sometime later?

RESPONSE: The suggested disclosure has been added at the beginning of the discussion of each program included under this heading. (PEA 24, pages 21-23)

13(b):  "Systematic Withdrawal Program" (page 22):  Explain supplementally why the Interest Out Program was removed. Also confirm that Registrant will always notify Contract Owners when it decides to stop offering a program such as the Travel Assistance Program described under this heading.

RESPONSE:  The Interest Out Program was initially removed because of the lack of popularity of the program.  Upon further consideration, Registrant has decided to re-insert the deleted language. (PEA 24, page 22)

Registrant has added disclosure under the subheading “Travel Assistance Program” stating that Sun Life will provide written notice to Contract Owners when it terminates this program. (PEA 24, page 23)

WITHDRAWALS, WITHDRAWAL CHARGES AND MARKET VALUE ADJUSTMENT  (pages 23 - 26)

14(a): "Partial Withdrawals" (page 23):  Bold the third paragraph entirely.

RESPONSE: The third paragraph under this sub-heading has been bolded. (PEA 24, page 24)

14(b) "Other withdrawals" (page 25):  Revise the language in the first sentence to clarify that Sun Life does not apply a withdrawal charge on annuitization.

RESPONSE: The first sentence has been revised to clarify that Sun Life does not impose a withdrawal change when a Contract Owner annuitizes. (PEA 24, page 26)

15:  "Market Value Adjustment: (pages 25-26):  In the first sentence, add the words "Guarantee Period" between the words "Account" and "options."

RESPONSE: The suggested change has been made. (PEA 24, page 26)

CONTRACT CHARGES (pages 26 - 28)

16:  "Mortality and Expense Risks Charge" (page 27):  Clarify how Purchase Payment Interest is related to the M&E charge, especially discuss the profit we expect to make on the "excess expense charge."  What does this sentence about excess expense charge mean and where does it come from?

RESPONSE:  In order to clarify how Purchase Payment Interest is related to the mortality and expense risk charge, we have added the following parenthetical at the end of the first sentence of the first paragraph under “Mortality and Expense Risk Charge”:  “. . . (including any portion of your Variable Account Value that has resulted from the crediting of any Purchase Payment Interest).”  (PEA 24, page 28)

Moreover, because the crediting of Purchase Payment Interest affects the administrative expense charge and the distribution fee in the same manner as it affects the mortality and expense risk charge, we have added the same parenthetical after the words “Variable Account Value” as they appear in the first sentences of both the first and second paragraphs under the heading “Administrative Expense Charge and Distribution Fee.”  (PEA 24, pages 27-28)

As the staff has requested in this comment, we have researched the history of the sentence that reads “We expect to make a profit on the excess expense charge associated with the Purchase Payment Interest.”  This sentence was originally inserted, in response to a Commission staff comment, in Post-Effective Amendment No. 2 to another Sun Life Form N-4 (File No. 333-82957), which amendment was filed on March 31, 2000.  Sun Life’s March 31, 2001, transmittal letter in connection with that filing summarized the staff’s comment, as follows:

“The Staff also requested that Registrant disclose in the body of the prospectus that the Depositor expects to make a profit from the charges associated with the bonus credit and identify those charges.”

The staff’s Comment 16 on the instant filing inquires about the meaning of the sentence that was inserted in 2000.  We agree that the sentence lacks clarity, and, accordingly, it has been deleted. Instead, we believe that our inserting the above-described parenthetical in the first two paragraphs under “Administrative Expense Charge and Distribution Fee” and under “Mortality and Expense Risk Charge” more clearly, completely, and precisely convey the meaning of the sentence.  In particular we note that the prospect of earning a profit under each applicable charge is disclosure under “Administrative Expense Charge and Distribution Fee,” as well as under “Mortality and Expense Risk Charge.”  (PEA 24, page 28)

AVAILABILITY OF OPTIONAL LIVING BENEFITS (page 28)

17:  If correct, add that either of these two living benefits is available only at issue AND that no additional purchase payments can be made after year one on either of these living benefits.  If either of these two living benefits can be added after contract issuance, explain how.

What is the purpose of each option that is available?  Describe when it is more advantageous to choose one option over the other.

RESPONSE:  Disclosure has been added to clarify that the living benefits discussed under this heading are only available at issue.  (PEA 24, page 29)  In addition, the following disclosure has been added to clarify the advantages and the differences between the two riders:

SIR may be appropriate if you need a set amount of income every year.  However, if you can wait before withdrawing your annual income, we will increase your benefit base by an additional amount to maximize your future annual income.

IOD III Escalator may be appropriate if you need flexible income amounts from year to year.  If you do not need a set amount each year, you may accumulate any income not taken to increase the amount of income you can take in later years.
(PEA 24, page 29)

OPTIONAL LIVING BENEFIT:  SUN INCOME RISER  (pages 28-29)

18(a):  First paragraph of introductory section (page 28):  Explain in plain English what the annual income guarantee is about.  Does the contract Owner get a right to have income every year?  If the Contract Owner withdraws the set amount each year and the Account Value goes to zero, will Sun Life still pay you the guaranteed amount?

RESPONSE: The following disclosure has been added after the second sentence in the first paragraph under this heading:

You can withdraw up to a guaranteed amount each year and, provided you meet certain requirements, we will continue to send you the guaranteed amount even if your Account Value should go to zero.
(PEA 24, page 29)

18(b):  Appropriate/Inappropriate box (page 29):   In the third section, add a bullet stating, "wants to make additional Purchase Payments after the first Account Year."  This comment should be added to all other riders, including the ones that are still for sale in state that have not approved the new riders.

RESPONSE: The suggested language has been added to the appropriate/inappropriate box. (PEA 24, page 30)

18(c):  Below the Appropriate/Inappropriate box (page 29):  add the words "at issue" to the beginning of each of the first two bullet points.

RESPONSE: The words “at issue” were added to the first bullet point after the Appropriate/Inappropriate box, but not to the second bullet point.  The second bullet point states the applicable point in time is “on or before the date we receive your application.”   It states (PEA 24, page 31)

18(d):  First and fourth paragraphs (page 30):  In the last sentence of the first paragraph, change "can be up to 6%" to "can be 4%, 5%, or 6%."  In the last sentence of the fourth paragraph, either remove the reference to dollar-cost averaging from the description of Designated Funds or differentiate between MVA guarantee periods and DCA guarantee periods beginning on page 14 and throughout the entire document.

RESPONSE:  Regarding the changes to the available percentage rates, the recommended edits have been made. (PEA 24, page 31)  We have not removed the description of the dollar-cost averaging program from the list of designated fund.  Instead, wherever necessary throughout the prospectus, we have differentiated between those Guarantee Periods that are offered in connection with the dollar-cost averaging program (the offering of which has not been terminated) and all other Guarantee Periods, the offering of which has been terminated.  (PEA 24, page 32) (See also our response to Comment 32, below.)

18(e):  Box of Definitions (page 29):  Revise the definition of Withdrawal Benefit Base to replace "cost of SIR with "SIR Fee" (which is a defined term).

RESPONSE: The definition of Withdrawal Benefit Base has been revised to replace “cost of SIR” with “SIR Fee.” (PEA 24, page 30)

How SIR Works (pages 31-33)

19(a):  First paragraph (page 31):  The end of the last sentence should be revised to say "unless you choose to cancel SIR or it terminates automatically if you invest a fund other than a Designated Fund."

RESPONSE:  The staff’s comment regarding termination of the living benefit has helped us to realize that the cited sentence is confusing.  Once the Account Value is reduced to zero, the Contract and all of rights and benefits thereunder (including any living benefits) terminate.  The Contract Owner no long has the right to terminate or cancel the living benefit.  Nor does the Contract Owner have the right to invest in any Fund (Designated Funds or other Funds).  If, however, your Account Value goes to zero for any reason other than an early or excess withdrawal, and your Withdrawal Benefit Base is greater than zero, we will send you your full Annual Withdrawal Amount each year until you die. Disclosure to clarify this fact has replaced the last sentence of the first paragraph under this heading and has been added elsewhere in the prospectus as appropriate.   (PEA 24, page 32)

19(b):  Second paragraph (page 31):  Please describe the procedure that is applied when the step-up is not automatic because of increase in the cost of the benefit.  Clarify when and how the Contract Owner is notified and what happens.

RESPONSE: In the second paragraph under this heading, the following language has been add after the second sentence:
In the case of a fee increase, we will notify you in writing, in advance of your Account Anniversary, and seek your written consent to the step-up and fee increase. (PEA 24, page 32)

19(c): Third paragraph (page 31):  Bold the entire paragraph and add language clarifying that "significantly" means "rendering your contract worthless."

RESPONSE: The third paragraph under this heading has been bolded and the disclosure has been revised as follows:

Note that the timing and amount of your withdrawals may significantly decrease, and even terminate, your total benefits under SIR, including reducing your Account Value to zero and thereby terminating your Contract without value, as described further under “Withdrawals Under SIR.”   (PEA 24, page 32)

19(d):  Box of examples (page 31):  If true, state that the Contract Owner does not lose benefits if he takes full withdrawals annually after the Bonus Period is finished.  Is this the way to maximize your benefits?  If no, say so.

RESPONSE: In the first paragraph in the box, the following disclosure has been added before the last sentence:

By deferring your withdrawals during a SIR Bonus Period you will increase your Withdrawal Benefit Base, which in turn may maximize your Annual Withdrawal Amount. After the SIR Bonus Period, you will still be eligible to take your Annual Withdrawal Amount each year and to step-up your Withdrawal Benefit Base. However, you will no longer be eligible for the 6% bonus each year. (PEA 24, page 32)

19(e):  Box of examples (page 31):  The first column should clarify whether the amount is taken at the beginning of the Account Year or at the end of the Account Year. Alternatively, it could read something like "Account Year Completed."  This comment applies throughout the prospectus EVERYWHERE an Account Year is shown in a table.

RESPONSE:  The sentence immediately before the columns in the table states:  “All values shown are as of the beginning of the Account Year.”  This sentence has been bolded here and throughout the prospectus where appropriate. (PEA 24, page 32)

Early Withdrawals (pages 33 - 34)

20:  First paragraph (page 33):  In the first sentence, bold the words "including any free withdrawal amount."  This comment applies throughout the prospectus everywhere the free withdrawal amount is mentioned.

RESPONSE: In the first paragraph under this heading, and wherever applicable, the words “including any free withdrawal amount” have been bolded. (PEA 24, page 34)

Depleting Your Account Value (pages 34-35)

21:  First paragraph (page 34):  Explain how Sun Life determines if the Account Value has been reduced to zero as a result of an early or excess withdrawal.  For example, if you take an excess withdrawal that reduces your Account Value significantly but not to zero, and then poor market performance reduces your Account Value to zero shortly after your withdrawal, was the reduction to zero a result of the excess withdrawal?  How is this determined?

RESPONSE:  To clarify how Sun Life determines if the Account Value has reduced to zero as a result of an early or excess withdrawal, the disclosure in the first sentence under this heading has been revised to read as follows:

If your Account Value is reduced to zero immediately following an Excess Withdrawal or an Early Withdrawal, then your Withdrawal Benefit Base and the SIR Bonus Base will each also be reduced to zero, and your Contract will terminate without value. (PEA 24, page 36)

Joint-Life Coverage (pages 36-37)

22:  Second paragraph (page 37 at top):  Bold the last sentence.

RESPONSE: The last sentence of the second paragraph has been bolded. (PEA 24, page 38)

Cancellation of SIR (page 37)

23:  Second, Third and Fifth Paragraphs (page 37):  In the second paragraph, bold the following statement:  "SIR will be cancelled automatically."  In the third paragraph, bold the following statement: "SIR will also be cancelled for any of the following." In the fifth paragraph, bold the following statement: "A change of ownership of the Contract may also cancel your benefits under SIR."

RESPONSE: The three sentences described above have been bolded. (PEA 24, page 39)

Death of Participant under SIR With Single-Life Coverage  (pages 37-28)

24:  Last paragraph (page 38):  Does the cautionary statement apply if the co-owned Contract is owned by spouses who are also both beneficiaries.  If it does not apply in the case of spousal beneficiaries, please describe this carve-out in detail.

RESPONSE:  The cautionary statement is applicable if the co-owned Contract is owned by spouses who are also both beneficiaries.  All living benefits under a co-owned Contract with single-life coverage end at the death of the either Owner, regardless of whether the Owners are spousal beneficiaries. (PEA 24, pages 38- 39)

Annuitization under SIR (pages 38-39)

25:  First Paragraph (page 38):  In the first sentence, a reference is made to maximum Annuity Commencement Date.  This term is a defined term on page 55.  Thus, "maximum" ought to be capitalized here and throughout the document.  In addition, the term ought to be added to the glossary, or the reader should be directed to read the definition on page 55.

RESPONSE:  The word “maximum,” when used in front of “Annuity Commencement Date” has been capitalized throughout, and a definition for “Maximum Annuity Commencement Date” has been provided in Appendix A, as follows:

MAXIMUM ANNUITY COMMENCEMENT DATE: The first day of the month following the youngest Annuitant’s 95th birthday. (PEA 24, page 40)

OPTIONAL LIVING BENEFITS:  INCOME ON DEMAND III ESCALATOR (pages 39 - 40)

26(a):  Fourth paragraph (page 40):  This paragraph makes IOD III Escalator sound just like SIR to the average reader. Add a statement describing how IOD III Escalator differs from SIR and when this living benefit is better than SIR for the Contract Owner. When would a Contract Owner be better off with storage than with benefit increases?  Tell how the Contract Owner can optimize the benefits using, for example, what the withdrawal pattern would look like. When would it be better for the Contract Owner to take withdrawals and when should he stop?

RESPONSE: To distinguish between SIR and IOD III Escalator, the following disclosure has been added to the fourth paragraph under this heading:
Whereas Sun Income Riser may be appropriate if you need a set amount of income every year, IOD III Escalator is appropriate if you need flexible income amounts from year to year. (PEA 24, page 41)

26(b): Fifth  paragraph (the paragraph in boldface) (page 40): rewrite in full.  Also rewrite the last sentence of the prior paragraph and explain what the following means:  "and can be used later."

RESPONSE: The paragraph in boldface has been rewritten as follows:

If you are participating in IOD III Escalator, you may make Purchase Payments only during your first Account Year. After the first Account Anniversary, any Purchase Payments you submit will be returned to you.   (PEA 24, page 41)

In addition, the last sentence of the prior paragraph has been rewritten as follows:
Under IOD III Escalator, any amount that you do not withdraw in a given year will remain in the Stored Income Balance and can be withdrawn at any time in the future. (PEA 24, page 41)

How IOD III Escalator Works (pages 41-42)

27(a):  Paragraph between the bullets (page 41):  Bold the third sentence of the paragraph appearing between the bullets at the bottom of the page.

RESPONSE: Under this sub-heading, the third sentence of paragraph between the bullet points has been bolded. (PEA 24, page 43)

27(b):  Last paragraph (page 42):  In the first sentence, add the words "and even eliminate" between "decrease" and "your."  Also bold the third sentence.  Add these changes throughout the document.  See especially pages 43 -44 in the boldface disclosure under the example of an excess withdrawal (page 43) and under the example of an early withdrawal (page 44).

RESPONSE: The suggested disclosure has been added as appropriate. (PEA 24, page 44-45)

Withdrawals After Your First Withdrawal Date (pages 42-43)

28(a):  First paragraph (page 43):  The first sentence is inaccurate as stated.  Your benefit increases if you don't take out any money.  If you take out money, then your future amount is affected because you will not have benefit of the higher amount.

RESPONSE: The first sentence under this heading has been revised to read as follows:

Starting on your First Withdrawal Date and continuing to your Annuity Commencement Date you may take annual withdrawals up to your Stored Income Balance without reducing your future Annual Income Amount. (PEA 24, page 44)

Cost of IOD III Escalator (page 44 -45)

28(b):  Last sentence (page 45):  Replace "two" with "the following."

RESPONSE: In the first sentence after the example of how we calculate the cost of IOD III Escalator, the suggested comment was made. (PEA 24, page 47)

Depleting Your Account Value (page 44)

29:  Last paragraph (page 44):  Please provide more specific information about the tax consequences expected. For example, say "income tax liability."

RESPONSE: In the last paragraph under this heading, the words “tax consequences” have been replaced with the words “state or federal income tax liability.” (PEA 24, page 46)

Step-Up under IOD III Escalator (page 46-47)

30:  Example in Box (page 46 at bottom):  State that the example is based upon an assumption that the Contract Owner takes no withdrawals. Also, in the last sentence of this section (page 47), confirm that the amount of "$21,750" is correct.  Otherwise, provide the correct figure.

RESPONSE:  Disclosure has been added to the first sentence in the example to clarify that the example assumes the Contract Owner takes no withdrawals.  Registrant confirms that the amount of $21,750 is correct, and Registrant has added disclosure to state that the amount of $21,740 is “the Stored Income Balance at the beginning of Account Year 4.”  (PEA 24, page 48)

Death of Participant under IOD III Escalator with Joint-Life Coverage (pages 48-49)

31: Fifth Bullet (page 49): Confirm or revise to state what happens with the step-up when it coincides with a higher age break point. Consider breaking this bullet point into two separate bullet points stating:  "If the Stored Income Period has started and you have not changed to a new age bracket, the Lifetime Income Percentage will not change"; and "If the Stored Income Period has started and you have changed to a new age bracket, the Lifetime Income Percentage will not change as follows . . . ."

RESPONSE: The fifth bullet point has been clarified to read as follows:

if the Stored Income Period has already begun, the Lifetime Income Percentage will be the Lifetime Income Percentage that applied to the Contract prior to the death of the Participant.  (PEA 24, page 50)

Designated Funds (pages 49-50)

32:  Either remove the DCA guarantee periods from the list or differentiate between DCA guarantee periods and MVA guarantee periods throughout the document beginning on page 14.

Also describe the type of notice that is provided to Contract Owners when a fund is no long considered to be a Designated Fund.

RESPONSE:  As requested by the staff, wherever necessary throughout the prospectus, we have differentiated between those Guarantee Periods that are offered in connection with the dollar-cost averaging program (the offering of which has not been terminated) and all other Guarantee Periods, the offering of which has been terminated.  See differentiating disclosure added under “Product Highlights—The Fixed Account Options: The Guarantee Periods” and “The Fixed Account Options:  The Guarantee Periods—Guarantee Periods.”  As previously in effect, of course, the prospectus already included various other disclosures that differentiate between the Guarantee Periods used in connection with dollar-cost averaging and those used for other purposes.  (PEA 24, page 51)

Also, in fourth paragraph under the list of designated funds, disclosure has been added to clarify that written notice will be provided to Contract Owners whenever a fund is not longer considered to be a Designated Fund. (PEA 24, page 51.)

DEATH BENEFIT (page 52 - 54)

33: "The Basic Death Benefit" (page 54):  In #3, describe the general circumstances in which the event described in the last sentence can occur.  For example, will it occur if poor market conditions make the Account Value decrease?  Bold this last sentence.  Note that, in the NY prospectus, this sentence appears in the second bullet point.

RESPONSE: Under this heading, the last sentence of #3 has been bolded and has been revised to read as follows:

Because of the way that Adjusted Purchase Payments are computed, when the Account Value is less than the Adjusted Purchase Payments, a withdrawal may cause the basic death benefit to decrease by more than the amount of the withdrawal. (PEA 24, page 54)

Calculating the Death Benefit (page 53)

34: Second paragraph (page 53):  Clean up the language in the first sentence.  What is "that amount over option (1)"?

RESPONSE: Under this heading, the first four sentences of the second paragraph has been replaced with the following:

Rather than receiving the death benefit, the Beneficiary may elect to annuitize, to defer annuitization, or to continue the Contract. In such case, if the death benefit amount payable under the Contract is greater than your Account Value, we will increase the Account Value to equal the death benefit amount. Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. (PEA 24, pages 54-55)

Right to Return (page 60)

35(a):  First paragraph (page 60):  In the second sentence, how does the Contract Owner know when he can return the Contract?  Where and how is this information provided to him?

RESPONSE: The following parenthetical has been after the second sentence in the first paragraph under this heading:

(Information about your right to return period can be found on the first page of your Contract or prominently displayed in an endorsement to your Contract. You can also obtain information about your right to return period by contracting your sales representative.) (PEA 24, page 61)

35(b): Second paragraph (page 60):  Consider replace the second sentence with the following:  "In states that require return of Purchase Payments, we will return the greater of the Purchase Payment or the Surrender Value."

RESPONSE: See response to Comment 2(d), above. (PEA 24, page 62)

AVAILABLE INFORMATION (page 68)

36:  Third paragraph (page 68):  Remove the reference to the Chicago Regional Office.

RESPONSE: Reference to the Chicago Regional Office has been removed. (PEA 24, page 70)

GLOSSARY (pages 71-73)

37:  "Due Proof of Death" (page 72):  Change back to original language.  Can't change for existing Contract but can change going forward.

RESPONSE:  We respectfully decline to comply with this comment.  Use of the word “or,” rather than “and,” was simply an inadvertent typographical error, and we believe that the existence of this error would be apparent to a reasonable investor.  The analogous provision in the Contract form uses (and always has used) the correct word “and.”  Of course, the Contract form (and not the prospectus) establishes the contractual rights of the parties.

If the word “or” in the prospectus version were read literally and taken as being correct, the sentence could be read to suggest that Sun Life would have received Due Proof of Death (a) if it had merely received such administrative materials as “taxpayer identification numbers, beneficiary names and addresses, state inheritance tax waivers, etc.” but had not received any actual evidence that the insured had died or (b) if it had received evidence that the insured person had died but not such other administrative materials as are, as a practical matter, necessary for the insurance company to pay the death benefit.   We do not believe that any reasonable investor would in good faith have assumed that to be a correct interpretation of what the Contract actually provides.  Such an interpretation would clearly be unreasonable, in view of the fact that Sun Life is required to pay the death benefit proceeds within 7 days after receiving due proof of death, and it is self evident that Sun Life would not be in a position to pay such proceeds until it had received both proof of death and such other administrative materials as are necessary for that purpose.  Among other things, it is commonly known that, in connection with almost any financial matter that is dependent upon the death of a person, it is necessary to present substantial evidence of death.  Under all the facts and circumstances, and given the totality of the mix of information available to customers, we do not believe that this typographical error would have influenced any investment decision of a reasonable investor in a Contract.

Moreover, with respect to neither current nor existing Contract holders do we see sufficient justification for leaving the current typographical error that inaccurately describes the customers’ contractual rights.   (PEA 24, page 74 )

38:  "Purchase Payment Interest" (page 73):  Need to describe further.  Change back to original language or similar language if more appropriate.

RESPONSE: The definition of Purchase Payment Interest has been changed back to show the interest rates available. (PEA 24, page 75)

APPENDICES B - Q (pages 72-214)

39:  Appendices B - Q (pages 72-214):  Apply ALL previous comments as applicable. (PEA 24, pages 67-215)

RESPONSE: All previous comments have been applied to Appendices B – Q.

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Template Filing

This PEA 24 serves as a "Template" filing for several other variable annuity Registration Statements (the "Replicate Filings") of Sun Life (U.S).  Using disclosure substantially identical to that used in the Template, the Replicate Filings will amend various Sun Life prospectuses to add the new living benefits.  By means of a separate letter, dated July 21, 2009, Sun Life (U.S.) and its separate accounts have sought SEC permission to make the Replicate Filings pursuant to Rule 485(b)(1)(vii) under the Act.

Acceleration Request and Representations

Registrant believes that PEA 24 and this letter are responsive to Staff comments and, therefore, Depositor and its principal underwriter, Clarendon Insurance Agency, Inc., intend to file an amendment to add the financial statements and then to make an oral request for acceleration of the effective date of Amendment to August 17, 2009.  The Depositor and its principal underwriter are aware of their obligations under the 1933 Act.  Specifically, the Depositor acknowledges and represents that

●
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Depositor or the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing;

●
should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to any aspect of the filing, including the request for acceleration cited above; and

●
neither the Depositor nor  the Registrant may assert this action to accelerate as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, the Depositor acknowledges and represents that

●
the Depositor and the Registrant are fully responsible for the adequacy and accuracy of the disclosure in the filing, regardless of any comments made by the Staff of the Commission with respect to the disclosure or any changes in the disclosure in response to the Staff’s comments;

●
any comments made by the Staff of the Commission with respect to the disclosure in the filing, or any changes in the disclosure in response to the Staff’s comments, do not foreclose the Commission from taking any action with respect to any aspect of the filing; and

●
neither the Depositor nor the Registrant may assert, as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States, any comments made by the Staff of the Commission with respect to the disclosure in the filing or any changes in the disclosure in response to the Staff’s comments.

*     *     *     *     *     *

Please direct all questions and comments to the undersigned at (781) 263-6402 or to Thomas C. Lauerman, Esquire, of Jorden Burt LLP at (202) 965-8156.

Respectfully yours,

/s/ Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel